COMMITEMENTS	6 Months Ended
Jun. 30, 2024
Capital commitments [abstract]
COMMITMENTS	COMMITMENTS

In millions	June 30, 2024	December 31, 2023
Guarantees	$20.1	$15.7
Other commitments	320.6	210.7
Other commitments primarily consist of lease contracts for short-term leased assets and for low value assets, commitments related to long-term endorsement contracts with professional and non-professional sports leagues, certain short-term contracts, and contracts with brand ambassadors.

There are no guarantees or contingencies given for the management of the Group, for the shareholders, or for the associated companies.
Ongoing litigation
The Group has extensive international operations and is involved in a number of legal proceedings, including product liability suits. Litigation is assessed on an ongoing basis by evaluating the probability of any potential financial impact. In management's opinion, we have adequate legal defenses, insurance coverage, or accrued liabilities with respect to such proceedings. We do not expect that any settlement would have a material adverse effect on the consolidated interim statement of income and loss and other comprehensive income or loss or consolidated interim statement of financial position.